Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net (loss) income	$ (8,714,332)	$ 11,957,287	$ 9,380,768
Adjusted to reconcile net income to cash provided by operating activities
Depreciation and amortization	988,672	865,426	167,876
Deferred tax benefits	(232,363)	(312,780)	(201,638)
Investment losses	2,118,453	1,087	23,799
Bad debt expense	3,847,426	1,514,559	151,246
Amortization of right-of-use assets	90,320	359,551	328,289
Changes in operating assets and liabilities:
Accounts receivable, net	1,729,006	(8,385,804)	(7,392,412)
Due from related parties	110,184	(151,007)	708,988
Operating lease liabilities	31,145	(312,900)	(409,739)
Inventories	(331,491)	667,758	(823,817)
Prepaid expenses and other current assets	(678,288)	(447,421)	(1,051,597)
Accounts payable		(79,426)	73,465
Income taxes payable	(3,696,654)	2,565,098	1,233,231
Deferred revenue	(75,857)	(322,534)	(1,554,399)
Right-of-use asset	(211,213)
Due to related parties			(67,862)
Accrued expenses and other current liabilities	(208,190)	(852,731)	669,873
Net cash (used in) provided by operating activities	(5,233,182)	7,066,163	1,236,071
Cash flows from investing activities
Purchase of property and equipment	(74,768)	(1,723,543)	(156,718)
Disposal of property and equipment		392	260
Prepayment for leasehold improvement		(228,457)
Prepayment for land use right and construction	(8,244,917)
Prepayment for property acquisition			(1,204,094)
Purchase of intangible assets		(2,735,433)	(2,188,061)
Loans to third parties	(2,825,359)		(82,268)
Prepaid for investment	(650,909)
Purchase of long-term investments	(2,289,945)	(1,678,514)	(184,098)
Purchase of short-term investments	(8,000,000)
Redemption of short-term investments			289,918
Disposal of subsidiary	(9,300)
Net cash used in investing activities	(22,095,198)	(6,365,555)	(3,525,061)
Cash flows from financing activities
Proceeds from capital contributions by controlling shareholders		119,996
Proceeds from issuance of ordinary shares in connection with initial public offering, net of issuance cost	27,504,639
Proceeds from capital contributions by non-controlling shareholders	3,332,622		238,128
Net cash provided by financing activities	30,837,261	119,996	238,128
Effect of foreign exchange rate on cash and cash equivalents	141,322	706,302	(168,316)
Net increase (decrease) in cash and cash equivalents	3,650,203	1,526,906	(2,219,178)
Cash, cash equivalents and restricted cash, beginning of year	10,966,012	9,439,106	11,658,284
Cash, cash equivalents and restricted cash, end of year	14,616,215	10,966,012	9,439,106
Cash, cash equivalents and restricted cash, end of year	14,616,215	10,966,012	9,439,106
Less: Non-current restricted cash	700,060
Cash and cash equivalents, end of year	13,916,155	10,966,012	9,439,106
Supplemental disclosure of cash flow information
Cash paid for income tax	3,699,180	638,180	557,538
Supplemental non cash transactions
Operating lease right-of-use assets obtained in exchange of operating lease liabilities	311,638	64,402	302,416
Inventories obtained in exchange for accounts receivable	155,003		2,500,481
Inventories obtained in exchange for deferred revenue		30,851
Long term investment obtained in exchange for accounts receivable		$ 652,401